TRADE RECEIVABLES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Open accounts (1)	$ 5,636	$ 5,758
Less-allowance for credit losses	(1,525)	(1,162)
Trade receivables, net	$ 4,111	$ 4,596